Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2045 Portfolio
March 31, 2022
VF-2045-NPRT1-0522
1.903286.112
Domestic Equity Funds - 48.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	187,149	9,099,189
VIP Equity-Income Portfolio Initial Class (a)	371,406	9,597,139
VIP Growth & Income Portfolio Initial Class (a)	415,435	10,921,788
VIP Growth Portfolio Initial Class (a)	102,987	9,360,519
VIP Mid Cap Portfolio Initial Class (a)	70,522	2,661,502
VIP Value Portfolio Initial Class (a)	383,290	7,052,533
VIP Value Strategies Portfolio Initial Class (a)	210,516	3,446,145
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,700,605)		52,138,815

International Equity Funds - 42.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,440,988	15,850,864
VIP Overseas Portfolio Initial Class (a)	1,166,623	29,538,896
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,171,812)		45,389,760

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	159,156	1,722,064
Fidelity International Bond Index Fund (a)	45,679	434,860
Fidelity Long-Term Treasury Bond Index Fund (a)	345,729	4,556,706
VIP High Income Portfolio Initial Class (a)	352,929	1,782,291
VIP Investment Grade Bond Portfolio Initial Class (a)	49,590	594,579
TOTAL BOND FUNDS (Cost $9,388,771)		9,090,500

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $94,261,188)	106,619,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,897)
NET ASSETS - 100.0%	106,603,178

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,161,858	288,066	672,577	-	(2,689)	(52,594)	1,722,064
Fidelity International Bond Index Fund	538,081	179,990	254,110	409	(13,800)	(15,301)	434,860
Fidelity Long-Term Treasury Bond Index Fund	4,073,020	1,430,780	484,221	21,547	(43,395)	(419,478)	4,556,706
VIP Contrafund Portfolio Initial Class	9,246,885	1,515,206	686,835	86,796	(58,773)	(917,294)	9,099,189
VIP Emerging Markets Portfolio Initial Class	16,147,255	3,090,526	1,350,472	-	(149,598)	(1,886,847)	15,850,864
VIP Equity-Income Portfolio Initial Class	9,780,201	944,239	1,011,150	12,170	(18,284)	(97,867)	9,597,139
VIP Growth & Income Portfolio Initial Class	11,134,256	1,135,553	1,391,445	21,010	14,965	28,459	10,921,788
VIP Growth Portfolio Initial Class	9,457,011	1,885,514	917,946	443,441	(83,192)	(980,868)	9,360,519
VIP High Income Portfolio Initial Class	1,612,399	389,314	159,660	607	(4,482)	(55,280)	1,782,291
VIP Investment Grade Bond Portfolio Initial Class	1,024,783	461,550	820,662	32,164	(37,212)	(33,880)	594,579
VIP Mid Cap Portfolio Initial Class	2,712,422	397,265	220,416	61,562	(12,257)	(215,512)	2,661,502
VIP Overseas Portfolio Initial Class	28,925,248	6,022,129	1,370,737	220,628	(86,919)	(3,950,825)	29,538,896
VIP Value Portfolio Initial Class	7,170,600	800,481	963,435	91,671	(8,717)	53,604	7,052,533
VIP Value Strategies Portfolio Initial Class	3,512,688	369,434	429,246	29,314	(789)	(5,942)	3,446,145
	107,496,707	18,910,047	10,732,912	1,021,319	(505,142)	(8,549,625)	106,619,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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